UNITED STATES
                    SECURITIES AND EXCHANGE COMMISSION
                          Washington, D.C.  20549

FORM 13F
FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2009

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Resolute Capital Management, LLC
Address: 919 18th Street, NW, Suite 350
         Washington, DC  20006

13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Signing of Person Duly Authorized to Submit this Report:

Name:    Barbara M. Califf
Title:   Vice President
Phone:   202-638-6072
Signature, Place, and Date of Signing:

    Barbara M. Califf   Washington, DC  20006   May 1, 2009

Report Type (Check only one.);

[X]        13F HOLDINGS REPORT.

[ ]        13F NOTICE.

[ ]        13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:  None

Report Summary:

Number of Other Included Managers:  0

Form 13F Information Table Entry Total:  41

Form 13F Information Table Value Total:  50005

List of Other Included Managers:

No.  13F File Number    Name

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
Adobe Systems                  COM              00724F101     1128    52735 SH       SOLE                    52735
Alcon                          COM              H01301102     1104    12145 SH       SOLE                    12145
Altria Group                   COM              02209S103      183    11400 SH       SOLE                    11400
America Movil                  COM              02364W105     1088    40195 SH       SOLE                    40195
American Tower                 COM              029912201     2433    79950 SH       SOLE                    79950
Amphenol                       COM              032095101     1791    62865 SH       SOLE                    62865
Apple Computer                 COM              037833100     1325    12605 SH       SOLE                    12605
Autodesk                       COM              052769106      938    55805 SH       SOLE                    55805
Baxter International           COM              071813109     1872    36550 SH       SOLE                    36550
Berkshire Hathaway B           COM              084670207     2140      759 SH       SOLE                      759
Boardwalk Pipeline Partners    COM              096627104      235    10500 SH       SOLE                    10500
CVS Caremark                   COM              126650100     2256    82080 SH       SOLE                    82080
Cerner                         COM              156782104     1089    24765 SH       SOLE                    24765
Cisco Systems                  COM              17275R102     2190   130620 SH       SOLE                   130620
Colgate Palmolive              COM              194162103     2075    35185 SH       SOLE                    35185
Danaher                        COM              235851102     2321    42800 SH       SOLE                    42800
Diageo                         COM              25243Q205     1794    40095 SH       SOLE                    40095
EOG Resources                  COM              26875P101     1283    23433 SH       SOLE                    23433
Enbridge                       COM              29250N105     1394    48390 SH       SOLE                    48390
Enterprise Products Prtnrs     COM              293792107      267    12000 SH       SOLE                    12000
Exxon Mobil                    COM              30231G102      217     3189 SH       SOLE                     3189
Franklin Resources             COM              354613101     1092    20275 SH       SOLE                    20275
General Electric               COM              369604103      152    15050 SH       SOLE                    15050
Genzyme                        COM              372917104     2230    37545 SH       SOLE                    37545
JP Morgan Chase                COM              46625H100      953    35845 SH       SOLE                    35845
Johnson & Johnson              COM              478160104     2606    49552 SH       SOLE                    49552
Kinder Morgan Energy LP        COM              494550106      234     5000 SH       SOLE                     5000
Kraft Foods                    COM              50075N104      264    11850 SH       SOLE                    11850
MICROS Systems                 COM              594901100      995    53065 SH       SOLE                    53065
Merck                          COM              589331107      413    15450 SH       SOLE                    15450
Microsoft                      COM              594918104     1418    77175 SH       SOLE                    77175
Nike                           COM              654106103      872    18590 SH       SOLE                    18590
Novo Nordisk                   COM              670100205     1211    25235 SH       SOLE                    25235
PepsiCo                        COM              713448108     2090    40600 SH       SOLE                    40600
Philip Morris International    COM              718172109      403    11315 SH       SOLE                    11315
Qiagen                         COM              N72482107      685    42907 SH       SOLE                    42907
Seaspan                        COM              Y75638109       90    11000 SH       SOLE                    11000
Suncor Energy                  COM              867229106     1096    49325 SH       SOLE                    49325
United Technologies            COM              913017109     1725    40130 SH       SOLE                    40130
VF Corp                        COM              918204108     1253    21940 SH       SOLE                    21940
Standard&Poors                                  78462F103     1100 13828.000SH       SOLE                13828.000